EMPLOYEE BENEFITS - Schedule of DSP share scheme (Details)		12 Months Ended
	Aug. 27, 2025 shares	Jun. 30, 2026 shares R / shares	Jun. 30, 2025 shares	Jun. 30, 2024 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued (in shares)		2,808,988	0	0
Deferred Share Plan (DSP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volume weighted average price, vested (in R per share) | R / shares		27.42
Number of shares, forfeited (in shares)		(163,322)
Number of share options outstanding in share-based payment arrangement		1,563,633
Deferred Share Plan (DSP) | 13 August 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement		462,165
Deferred Share Plan (DSP) | 13 August 2027
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement		462,165
Deferred Share Plan (DSP) | 13 August 2028
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement		462,165
Deferred Share Plan (DSP) | 13 August 2029
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement		88,569
Deferred Share Plan (DSP) | 13 August 2030
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement		88,569
Ordinary shares | Deferred Share Plan (DSP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued (in shares)	1,726,955